Touchstone Sands Capital Emerging Markets Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg World ex US Large & Mid Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.47%	7.59%	8.43%
Bloomberg Emerging Markets Large & Mid Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	30.84%	3.83%	8.67%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.42%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		13.96%	(5.55%)	5.78%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		18.19%	(5.28%)	5.54%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		20.34%	(4.28%)	6.64%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.27%	(4.37%)	6.56%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.38%	(3.15%)	5.38%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		20.40%	(4.21%)	6.72%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3]	20.50%	(4.16%)	6.75%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.
[3]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.